UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2012

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 51.0%
Australia - 8.2%
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	63,130,000	AUD	$69,554,816
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	39,840,000	AUD	44,534,222

Total Australia					114,089,038

Brazil - 1.3%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	17,417,845

Canada - 0.1%
Province of Ontario	6.250%	6/16/15	730,000	NZD	637,117

Hungary - 3.6%
Hungary Government Bond	5.500%	2/12/16	12,420,000,000	HUF	50,423,516

Malaysia - 4.6%
Government of Malaysia	3.718%	6/15/12	54,765,000	MYR	17,899,690
Government of Malaysia, Senior Bonds	3.702%	2/25/13	78,125,000	MYR	25,648,666
Government of Malaysia, Senior Bonds	5.094%	4/30/14	60,240,000	MYR	20,436,413

Total Malaysia					63,984,769

Mexico - 9.1%
Mexican Bonos, Bonds	8.500%	5/31/29	1,414,000,000	MXN	126,551,773

New Zealand - 3.0%
Government of New Zealand	6.000%	5/15/21	6,245,000	NZD	5,842,222
Government of New Zealand	5.500%	4/15/23	24,085,000	NZD	21,801,548
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	14,638,911

Total New Zealand					42,282,681

Poland - 5.3%
Republic of Poland, Bonds	5.250%	10/25/20	83,030,000	PLN	26,396,844
Republic of Poland, Bonds	5.750%	9/23/22	145,200,000	PLN	47,525,775

Total Poland					73,922,619

South Africa - 3.3%
Republic of South Africa, Bonds	6.750%	3/31/21	287,835,000	ZAR	34,854,639
Republic of South Africa, Bonds	6.500%	2/28/41	112,785,000	ZAR	10,899,168

Total South Africa					45,753,807

South Korea - 4.5%
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	21,071,300,000	KRW	18,439,140
Korea Treasury Bond, Senior Bonds	5.750%	9/10/18	44,573,700,000	KRW	43,548,550

Total South Korea					61,987,690

United Kingdom - 8.0%
United Kingdom Gilt, Bonds	4.500%	3/7/13	67,285,000	GBP	111,649,653

TOTAL SOVEREIGN BONDS (Cost - $700,427,054)					708,700,508

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	3,976,917		3,076,475
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	3,620,270		3,187,441	(a)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	920,855		749,124

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,446,764)					7,013,040

CORPORATE BONDS & NOTES - 19.2%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	8.000%	1/15/18	2,920,000		3,036,800	(a)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Media - 3.3%
Charter Communications Inc., Senior Notes	6.500%	4/30/21	1,175,000		$1,216,125
Comcast Corp., Notes	6.450%	3/15/37	335,000		400,934
Comcast Corp., Senior Notes	6.950%	8/15/37	3,245,000		4,108,410
Comcast Corp., Senior Notes	6.550%	7/1/39	8,805,000		10,772,838
Time Warner Cable Inc., Debentures	7.300%	7/1/38	16,135,000		20,346,187
Viacom Inc., Senior Notes	6.875%	4/30/36	7,385,000		9,282,613

Total Media					46,127,107

Multiline Retail - 0.1%
Target Corp., Senior Notes	6.500%	10/15/37	620,000		802,234

TOTAL CONSUMER DISCRETIONARY					49,966,141

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Transocean Inc., Senior Notes	6.800%	3/15/38	6,560,000		7,336,206

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	620,000		630,850
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	2,330,000		2,306,700
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	2,480,000		2,405,600	(a)

Total Oil, Gas & Consumable Fuels					5,343,150

TOTAL ENERGY					12,679,356

FINANCIALS - 8.8%
Capital Markets - 2.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., Senior Notes	7.000%	5/20/22	2,955,000		3,014,100
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	4,330,000		4,286,337
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	13,260,000		12,955,988
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	5,810,000		6,341,179
Morgan Stanley, Senior Notes	5.625%	9/23/19	3,695,000		3,652,208
Morgan Stanley, Senior Notes	5.500%	7/28/21	8,500,000		8,306,914

Total Capital Markets					38,556,726

Commercial Banks - 0.6%
CIT Group Inc., Secured Notes	4.750%	2/15/15	645,000		650,693	(a)
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	6,060,000		8,044,359

Total Commercial Banks					8,695,052

Diversified Financial Services - 5.4%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,706,572
Bank of America Corp., Senior Notes	6.500%	8/1/16	10,355,000		11,385,157
Citigroup Inc., Senior Notes	6.375%	8/12/14	7,010,000		7,605,871
General Electric Capital Corp., Senior Notes	1.114%	6/2/14	11,240,000		11,235,043	(b)
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	8,195,000	NZD	7,231,971
JPMorgan Chase & Co., Senior Notes	1.361%	1/24/14	4,910,000		4,931,790	(b)
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	12,155,000		12,645,320
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	11,680,000	AUD	12,994,551

Total Diversified Financial Services					74,736,275

Real Estate Investment Trusts (REITs) - 0.0%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	590,000		649,000

TOTAL FINANCIALS					122,637,053

HEALTH CARE - 2.2%
Biotechnology - 1.3%
Amgen Inc., Senior Notes	5.150%	11/15/41	17,710,000		17,781,389

Health Care Providers & Services - 0.7%
DaVita Inc., Senior Notes	6.625%	11/1/20	700,000		731,500
HCA Inc., Senior Notes	7.500%	2/15/22	2,745,000		2,923,425

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Health Care Providers & Services - 0.7%(cotinued)
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	5,315,000	$6,723,805

Total Health Care Providers & Services				10,378,730

Pharmaceuticals - 0.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Senior Notes	7.750%	9/15/18	2,390,000	2,491,575

TOTAL HEALTH CARE				30,651,694

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.3%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000	3,273,344

Computers & Peripherals - 2.0%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000	15,303,462
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	12,295,000	12,862,230

Total Computers & Peripherals				28,165,692

Software - 0.2%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000	2,610,791

TOTAL INFORMATION TECHNOLOGY				34,049,827

MATERIALS - 0.2%
Chemicals - 0.1%
Ineos Finance PLC, Senior Secured Bonds	8.375%	2/15/19	1,615,000	1,707,862	(a)

Containers & Packaging - 0.1%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	1,415,000	1,475,138	(a)

TOTAL MATERIALS				3,183,000

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	2,860,000	3,006,575	(a)

Wireless Telecommunication Services - 0.6%
Oi S.A., Senior Notes	5.750%	2/10/22	7,055,000	7,257,831	(a)

TOTAL TELECOMMUNICATION SERVICES				10,264,406

UTILITIES - 0.2%
AES Corp., Senior Notes	7.375%	7/1/21	2,740,000	3,027,700	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $255,637,607)				266,459,177

MUNICIPAL BONDS - 1.8%
Georgia - 1.8%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	13,450,000	14,958,552
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	9,515,000	10,530,251

TOTAL MUNICIPAL BONDS (Cost - $24,035,893)				25,488,803

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.8%
U.S. Government Obligations - 5.8%
U.S. Treasury Bonds (Cost - $74,381,649)	4.250%	11/15/40	69,040,000	81,305,370

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,061,928,967)				1,088,966,898

SHORT-TERM INVESTMENTS - 22.2%
U.S. Government Obligations - 7.2%
U.S. Treasury Bills	0.095 - 0.100%	6/28/12	22,640,000	22,636,174	(c)
U.S. Treasury Bills	0.065 - 0.095%	9/20/12	77,625,000	77,575,242	(c)

Total U.S. Government Obligations (Cost - $100,231,796)				100,211,416

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Repurchase Agreements - 15.0%
Bank of America repurchase agreement dated 3/30/12; Proceeds at maturity - $208,530,505; (Fully collateralized by U.S. government obligations, 3.125% due 9/30/13; Market value - $213,366,951) (Cost - $208,530,449)	0.010%	4/2/12	208,530,449	$208,530,449

TOTAL SHORT-TERM INVESTMENTS (Cost - $308,762,245)				308,741,865

TOTAL INVESTMENTS - 100.5% (Cost - $1,370,691,212#)				1,397,708,763
Liabilities in Excess of Other Assets - (0.5)%				(6,857,363)

TOTAL NET ASSETS - 100.0%				$1,390,851,400

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
GBP	— British Pound
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective April 30, 2012, the Fund reorganized as a new series of a Maryland statutory trust, the Legg Mason Global Asset Management Trust, which is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$708,700,508	—	$708,700,508
Collateralized mortgage obligations	—	7,013,040	—	7,013,040
Corporate bonds & notes	—	266,459,177	—	266,459,177
Municipal bonds	—	25,488,803	—	25,488,803
U.S. government & agency obligations	—	81,305,370	—	81,305,370

Total long-term investments	—	$1,088,966,898	—	$1,088,966,898

Short-term investments†	—	308,741,865	—	308,741,865

Total investments	—	$1,397,708,763	—	$1,397,708,763

Other financial instruments:
Forward foreign currency contracts	—	$2,583,249	—	$2,583,249

Total	—	$1,400,292,012	—	$1,400,292,012

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$2,302,123	—	$2,302,123

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to hedge exposure to bond positions or to gain currency exposure where the fund did not hold that country’s bonds. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either

Notes to Schedule of Investments (unaudited) (continued)

delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,302,123. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,963,186
Gross unrealized depreciation	(5,945,635)

Net unrealized appreciation	$27,017,551

At March 31, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (loss)
Contracts to Buy:
Chilean Peso	HSBC Bank USA, N.A.	14,460,860,000	$29,506,660	4/23/12	$413,289
Singapore Dollar	HSBC Bank USA, N.A.	49,255,000	39,183,818	4/25/12	71,595
Turkish Lira	Barclays Bank PLC	95,722,000	53,210,125	5/10/12	(521,000)
Turkish Lira	Barclays Bank PLC	10,899,000	6,058,557	5/10/12	76,524
Chilean Peso	HSBC Bank USA, N.A.	5,544,240,000	11,271,831	5/23/12	101,135
Chilean Peso	HSBC Bank USA, N.A.	2,169,500,000	4,410,747	5/23/12	(50,950)
Chilean Peso	HSBC Bank USA, N.A.	1,970,000,000	4,005,149	5/23/12	(29,256)
Turkish Lira	HSBC Bank USA, N.A.	9,165,000	5,069,625	5/31/12	(44,772)
British Pound	HSBC Bank USA, N.A.	58,826,000	94,051,065	6/1/12	931,860
British Pound	HSBC Bank USA, N.A.	3,878,000	6,200,150	6/1/12	12,995
British Pound	HSBC Bank USA, N.A.	2,154,000	3,443,817	6/1/12	67,433
British Pound	HSBC Bank USA, N.A.	1,724,000	2,756,333	6/1/12	(222)

					1,028,631

Contracts to Sell:
Australian Dollar	Barclays Bank PLC	8,623,000	8,918,991	4/12/12	252,173
Australian Dollar	HSBC Bank USA, N.A.	3,279,000	3,391,554	4/12/12	132,879
Australian Dollar	HSBC Bank USA, N.A.	7,245,000	7,493,690	4/12/12	(122,562)
Australian Dollar	HSBC Bank USA, N.A.	97,471,000	100,816,770	4/12/12	(1,177,040)
Australian Dollar	UBS AG	6,665,000	6,893,782	4/12/12	97,737
Brazilian Real	Barclays Bank PLC	29,008,000	15,772,718	5/3/12	425,629
New Zealand Dollar	Barclays Bank PLC	7,070,000	5,759,445	6/11/12	(16,386)
New Zealand Dollar	Citibank, N.A.	51,260,000	41,758,015	6/11/12	(339,935)

					(747,505)

Net unrealized gain on open forward foreign currency contracts					$281,126

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Risk	$2,583,249	$(2,302,123)	$281,126

During the period ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$262,233,456
Forward foreign currency contracts (to sell)	207,815,093

Notes to Schedule of Investments (unaudited) (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012